Fair Value Measurements - Schedule of Equity that are Measured at Fair Value Hierarchy of the Valuation Inputs (Details)	Oct. 09, 2024 USD ($)
Fair Value, Inputs, Level 3 [Member]
Equity:
Fair value of Public Warrants for the Class A ordinary shares subject to possible redemption allocation	$ 805,000